Annual Total Returns [BarChart] - First Trust Dorsey Wright International Focus 5 ETF - First Trust Dorsey Wright International Focus 5 ETF	Feb. 01, 2021
Bar Chart Table:
2015	0.27%
2016	(3.77%)
2017	32.26%
2018	(20.24%)
2019	25.32%
2020	5.97%